SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Schedule of property and equipment

Years
Buildings	15-50
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-30
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	50
Buildings	15-40
Transmission installation and equipment	3-25
Power supply	3-20
Vehicles	4-8
Others	2-25

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2020		2021
	Buy	Sell	Buy	Sell
United States Dollar (“US$”) 1	14,040	14,060	14,250	14,255
Australian Dollar (“AU$”) 1	10,738	10,756	10,353	10,359
Singapore Dollar ("SGD") 1	10,591	10,607	10,555	10,561
New Taiwan Dollar ("TWD") 1	499.61	500.46	515.04	515.4
Euro ("EUR") 1	17,209	17,239	16,125	16,137
Japanese yen ("JPY") 1	135.91	136.15	123.81	123.86
Malaysian ringgit ("MYR") 1	3,477	3,485	3,420	3,424
Macanese pataca (“MOP”) 1	1,756	1,761	1,772	1,777
Hong Kong Dollar (“HKD”) 1	1,811	1,814	1,828	1,828